Document and Entity Information	12 Months Ended
Jan. 02, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Jan. 03, 2013
Registrant Name	MANAGERS AMG FUNDS
Central Index Key	0001089951
Amendment Flag	false
Document Creation Date	Jan. 03, 2013
Document Effective Date	Jan. 03, 2013
Prospectus Date	Jan. 02, 2013